CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
REVENUE
Revenue		$ 16,318,923	$ 13,472,112	$ 16,963,957
COST OF REVENUE
Total cost of revenue		13,847,920	10,370,298	12,392,482
GROSS PROFIT		2,471,003	3,101,814	4,571,475
OPERATING EXPENSES
Selling expenses		1,746,665	3,392,337	925,395
General and administrative expenses		12,618,890	9,751,876	2,512,566
Research and development expenses		95,472	19,954	223,136
Total operating expenses		14,461,027	13,164,167	3,661,097
(LOSS) INCOME FROM OPERATIONS		(11,990,024)	(10,062,353)	910,378
OTHER (LOSS) INCOME, NET
Interest (expense) income, net		(54,142)	(22,471)	10,575
Investment income		26,185	58,376	34,982
Other (expenses) income, net		(121,782)	(173,886)	14,198
Amortization of debt issuance costs		(562,330)	(230,700)	0
Gain (loss) on derivative liabilities		682,848	(356,134)	0
Total other (expenses) income, net		(29,221)	(724,815)	59,755
(LOSS) INCOME BEFORE INCOME TAX PROVISION		(12,019,245)	(10,787,168)	970,133
PROVISION FOR INCOME TAXES		39,241	113,438	124,802
NET (LOSS) INCOME		(12,058,486)	(10,900,606)	845,331
Less: net (loss) income attributable to non-controlling interest		(735,570)	(102,288)	836,679
NET (LOSS) INCOME ATTRIBUTABLE TO ESHALLGO INC		(11,322,916)	(10,798,318)	8,652
COMPREHENSIVE (LOSS) INCOME
Net (loss) income		(12,058,486)	(10,900,606)	845,331
Foreign currency translation gain (loss)		747,590	(55,424)	(824,343)
Comprehensive (loss) income		(11,310,896)	(10,956,030)	20,988
Less: Comprehensive (loss) income attributable to non-controlling interest		(443,849)	(104,533)	538,925
COMPREHENSIVE LOSS ATTRIBUTABLE TO ESHALLGO INC		$ (10,867,047)	$ (10,851,497)	$ (517,937)
(Loss) earnings per common share - basic and diluted (in Dollars per share)		$ (5.39)	$ (7.82)	$ 0.01
Earnings (loss) per common share - diluted (in Dollars per share)		$ (5.39)	$ (7.82)	$ 0.01
Weighted average shares - basic and diluted* (in Shares)	[1]	2,099,292	1,380,689	1,275,176
Weighted average shares - diluted (in Shares)	[1]	2,099,292	1,380,689	1,275,176
Nonrelated Party
REVENUE
Revenue		$ 16,214,348	$ 12,581,541	$ 16,479,101
COST OF REVENUE
Total cost of revenue		13,795,029	9,729,513	12,179,780
Related Party
REVENUE
Revenue		104,575	890,571	484,856
COST OF REVENUE
Total cost of revenue		$ 52,891	$ 640,785	$ 212,702

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 19).